Label	Element	Value
ISI Prospectus | Royce Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Total Return Fund’s investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability.

Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by small-cap companies at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by small-cap companies at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time due to overall market, financial, and economic conditions and trends, governmental or central bank actions or interventions, changes in investor sentiment, and other factors, such as the recent COVID-19 pandemic, that may not be directly related to the issuer of a security held by the Fund. This pandemic could adversely affect global economies and markets and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings. In particular, if the Fund overweights its investments in the finance sector or its related industries, the Fund will be more vulnerable to adverse developments affecting finance-related companies, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
RIsk Not Insured [Text]	rr_RiskNotInsured	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s benchmark index, and the Russell 2000 Index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s benchmark index, and the Russell 2000 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calandar Year Total Returns Consultant Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 25.25% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.27% (quarter ended 3/31/20).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Annualized Total Returns As of 12/31/20 (%)
ISI Prospectus | Royce Total Return Fund | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	8.66%
ISI Prospectus | Royce Total Return Fund | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	13.26%
10 Years	rr_AverageAnnualReturnYear10	11.20%
ISI Prospectus | Royce Total Return Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component3OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.25%	[1]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Annual Return 2011	rr_AnnualReturn2011	(1.70%)
Annual Return 2012	rr_AnnualReturn2012	14.40%
Annual Return 2013	rr_AnnualReturn2013	32.80%
Annual Return 2014	rr_AnnualReturn2014	1.30%
Annual Return 2015	rr_AnnualReturn2015	(7.20%)
Annual Return 2016	rr_AnnualReturn2016	25.90%
Annual Return 2017	rr_AnnualReturn2017	13.70%
Annual Return 2018	rr_AnnualReturn2018	(12.50%)
Annual Return 2019	rr_AnnualReturn2019	23.50%
Annual Return 2020	rr_AnnualReturn2020	3.80%
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	9.92%
10 Years	rr_AverageAnnualReturnYear10	8.47%
ISI Prospectus | Royce Total Return Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	6.43%
10 Years	rr_AverageAnnualReturnYear10	5.72%
ISI Prospectus | Royce Total Return Fund | Investment Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	6.48%
ISI Prospectus | Royce Total Return Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component3OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,851
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	9.60%
10 Years	rr_AverageAnnualReturnYear10	8.15%
ISI Prospectus | Royce Total Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component3OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.14%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
1 Year	rr_AverageAnnualReturnYear01	3.87%
5 Years	rr_AverageAnnualReturnYear05	10.05%
10 Years	rr_AverageAnnualReturnYear10	8.59%

[1]	The Fund’s total annualized operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annualized operating expense ratios.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2022.
[3]	Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.